UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7156

Name of Fund:  MuniYield Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011.

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Florida - 137.9%

                   $ 1,300     Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                 $  1,408

                       700     Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due
                               11/01/2020 (c)(h)                                                                        854

                     3,000     Brevard County, Florida, IDR (NUI Corporation Project), AMT, 6.40% due
                               10/01/2024 (a)                                                                         3,068
                     5,000     Dade County, Florida, Aviation Revenue Bonds, AMT, Series B, 5.75% due
                               10/01/2012 (b)                                                                         5,198

                     1,000     Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5%
                               due 11/15/2027 (c)                                                                     1,053

                     1,000     Deltona, Florida, Utility System Revenue Bonds, 5.125% due 10/01/2027 (b)              1,066

                     1,625     Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 7%
                               due 4/01/2028 (d)(e)                                                                   1,662

                     5,635     Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                               Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                     5,720

                       700     Escambia County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                               (Ascension Health Credit), Series A-1, 5.75% due 11/15/2009 (a)(l)                       796

                     2,110     First Florida Governmental Fianancing Commission Revenue Bonds, 5.70% due
                               7/01/2017 (b)                                                                          2,283

                     1,150     Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT,
                               Series C-1, 6.75% due 8/01/2014 (a)                                                    1,174

                       665     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                               AMT, Series 4, 6.25% due 7/01/2022 (f)                                                   672

                               Florida State Board of Education, Capital Outlay, GO (Public Education), Series B:
                     1,650         5.875% due 6/01/2005 (l)                                                           1,687
                     2,000         5% due 6/01/2031 (c)                                                               2,090

                     6,190     Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                               7/01/2015 (c)                                                                          7,111

                     1,000     Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                               Utility System), 5.125% due 10/01/2033 (a)                                             1,057

                     1,860     Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                               Transportation), Series B, 5% due 7/01/2030                                            1,921

                     3,700     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), Series A, 6% due 11/15/2031                                 4,017

                     6,000     Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2026 (b)              6,454

                     2,615     Hillsborough County, Florida, School District, Sales Tax Revenue Refunding
                               Bonds, 5.375% due 10/01/2020 (a)                                                       2,922

                               Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds (b):
                     2,000         Series A, 5.375% due 10/01/2030                                                    2,093
                     2,610         Series C, 5.25% due 10/01/2037                                                     2,699

                               Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                               Revenue Bonds (Mayo Clinic-Jacksonville) (b):
                     1,000         Series A, 5.50% due 11/15/2036                                                     1,108
                       750         Series B, 5.50% due 11/15/2036                                                       831

                     1,455     Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                               Bonds, 5.25% due 10/01/2032 (c)                                                        1,559

Portfolio Abbreviations

To simplify the listings of MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Florida (continued)
                               Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT (b):
                   $ 1,025         5.625% due 11/01/2010 (l)                                                       $  1,151
                     1,225         5.625% due 11/01/2026                                                              1,345

                     2,000     Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5%
                               due 10/01/2028 (b)                                                                     2,072

                     1,000     Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)       1,125

                               Lee County, Florida, Capital Revenue Bonds (a):
                     1,285         5.25% due 10/01/2023                                                               1,414
                     1,355         5.25% due 10/01/2024                                                               1,487

                       275     Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                               Series A, Sub-Series 3, 7.45% due 9/01/2027 (d)(e)(i)                                    276

                     1,000     Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)         1,082

                       300     Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2021 (b)            334

                     1,000     Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)      1,057

                     2,000     Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)           2,253

                               Miami-Dade County, Florida, Aviation Revenue Bonds:
                    12,500          AMT, Series A, 5% due 10/01/2033 (f)                                             12,762
                     5,000          (Miami International Airport), AMT, Series A, 6% due 10/01/2024 (c)               5,637
                     1,140          (Miami International Airport), AMT, Series A, 5% due 10/01/2030 (c)               1,171
                     5,240          (Miami International Airport), Series B, 5% due 10/01/2037 (c)                    5,462

                     2,000     Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                               (University of Miami), Series A, 5.75% due 4/01/2029 (a)                               2,237

                     1,000     Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               Series B, 5.25% due 7/01/2027 (c)                                                      1,090

                     3,480     Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                               Bonds, DRIVERS, Series 208, 9.87% due 8/15/2017 (a)(j)                                 4,329

                     1,655     Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A,
                               5.375% due 10/01/2030 (a)                                                              1,800

                     2,000     Miami-Dade County, Florida, School Board COP, Series A, 5.50% due
                               10/01/2009 (f)(l)                                                                      2,235

                     4,765     Orange County, Florida, Educational Facilities Authority, Educational Facilities
                               Revenue Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)            5,274

                               Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                       600         (Adventist Health System), 6.25% due 11/15/2024                                      666
                     1,835         (Orlando Regional Healthcare), 6% due 12/01/2029                                   2,000

                     1,000     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125% due
                               1/01/2023 (c)                                                                          1,087

                     6,500     Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (b)           7,081

                     5,330     Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                               10/01/2032 (a)                                                                         5,898

                               Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (a):
                     1,000         5% due 7/01/2030                                                                   1,046
                     5,015         5% due 7/01/2035                                                                   5,232

                     1,530     Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                               due 10/01/2025 (a)                                                                     1,680

                     2,000     Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)          2,160

                     1,100     Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                               10/01/2027 (c)                                                                         1,228

                     1,500     Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                               6/01/2015 (c)                                                                          1,966

                     2,000     Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                               8/01/2021 (f)                                                                          2,198

                               Palm Beach County, Florida, School Board, COP, Series A:
                     5,000         6% due 8/01/2010 (c)(l)                                                            5,812
                     1,500         5.50% due 8/01/2022 (a)                                                            1,684

                     1,000     Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                               10/01/2034 (a)                                                                         1,050

                     1,000     Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)           1,109

                     1,055     Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (b)                1,165

                     1,400     Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25% due
                               10/01/2031 (a)                                                                         1,516

                     1,000     Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due
                               10/01/2034 (b)                                                                         1,089

                       100     Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                               Memorial Hospital), VRDN, Series A, 1.85% due 7/01/2037 (a)(k)                           100

                     2,000     South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                               9.105% due 5/01/2032 (b)(j)                                                            2,400

                     1,000     South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                               Inc.), 5.80% due 10/01/2034                                                            1,040

                     1,240     Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds, 5.25%
                               due 10/01/2024 (c)                                                                     1,371

                     1,480     University of Central Florida (UCF) Athletics Association Inc., COP, Series A,
                               5.25% due 10/01/2034 (c)                                                               1,595

                               Village Center Community Development District, Florida, Recreational Revenue
                               Bonds, Series A (b):
                     1,640         5.375% due 11/01/2034                                                              1,798
                     1,000         5.125% due 11/01/2036                                                              1,061

                               Village Center Community Development District, Florida, Utility Revenue Bonds (b):
                     2,585         5.25% due 10/01/2023                                                               2,840
                     4,000         5.125% due 10/01/2028                                                              4,259

Nevada - 4.1%

                     5,165     Clark County, Nevada, Bond Bank, GO, 5% due 6/01/2032 (b)                              5,351

New Jersey - 1.6%

                     2,000     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                       2,096

South Carolina - 1.7%

                     2,100     Medical University Hospital Authority, South Carolina, Mortgage Hospital
                               Facilities, Revenue Refunding Bonds, Series A, 5% due 8/15/2031 (b)(g)                 2,174

Tennessee - 1.5%

                     2,000     Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                               Government Public Improvement IV, VRDN, Series E-1, 1.84% due 6/01/2030 (a)(k)         2,000

Puerto Rico - 7.0%

                     1,970     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375%
                               due 7/01/2019 (b)                                                                      2,227

                     1,000     Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                               Bonds, Series I, 5% due 7/01/2036                                                      1,034

                     1,145     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.70% due 2/01/2010 (l)                                                      1,287

                     3,550     Puerto Rico Public Finance Corporation, Revenue Refunding Bonds, RIB, Series 522X,
                               8.66% due 8/01/2022 (b)(j)                                                             4,463

                               Total Municipal Bonds (Cost - $185,456) - 153.8%                                     198,859

                               Total Investments (Cost - $185,456*) - 153.8%                                        198,859
                               Other Assets Less Liabilities - 1.9%                                                   2,405
                               Preferred Shares, at Redemption Value - (55.7%)                                     (72,020)
                                                                                                                 ----------
                               Net Assets Applicable to Common Shares - 100.0%                                   $  129,244
                                                                                                                 ==========

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                           $  185,471
                                                         ==========
Gross unrealized appreciation                            $   13,656
Gross unrealized depreciation                                 (268)
                                                         ----------
Net unrealized appreciation                              $   13,388
                                                         ==========

(a)AMBAC Insured.

(b)MBIA Insured.

(c)FGIC Insured.

(d)GNMA Collateralized.

(e)FNMA Collateralized.

(f)FSA Insured.

(g)FHA Insured.

(h)Escrowed to maturity.

(i)FHLMC Collateralized.

(j)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k)Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l)Prerefunded.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
Affiliate                                   Activity         Income

Merrill Lynch Institutional
Tax-Exempt Fund                              (4,919)         $    6

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
Pay a fixed rate equal to 3.675%

Broker, JPMorgan Chase Bank
Expires February 2015                        $ 7,300     $    (109)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
Pay a fixed rate equal to 3.682%

Broker, JPMorgan Chase Bank
Expires April 2015                           $ 7,300           (92)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
Pay a fixed rate equal to 3.612%

Broker, JPMorgan Chase Bank
Expires April 2015                           $15,000           (95)
                                                         ----------
Total                                                    $    (296)
                                                         ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Florida Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Florida Insured Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Florida Insured Fund, Inc.


Date: March 21, 2005